Significant Related Party Transactions - Key Management Personnel Compensation (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 435,251	$ 271,135	$ 387,294
Post-employment benefits	2,458	2,406	4,660
Termination benefits	283	3,415
Share-based payment	365,666	62,203	293,857
Others	571	578	435
Total	$ 804,229	$ 339,737	$ 686,246